Tax credit and other receivables/Other payables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Tax Credit And Other Receivables Payables
A.	Tax credit and other receivables/Other payables

(In Euros)	31 Dec 2021	31 Dec 2020

VAT receivable	13,834,234	2,123,016
Government grants receivable	3,633,441	—
Tax credit receivable	2,588,807	923,441

Total	20,056,482	3,046,457

(In Euros)	31 Dec 2021	31 Dec 2020
VAT payable	3,076,947	624,668
Social Security payable	774,170	375,204
Personal Income Tax payable	1,153,720	282,212
Deferred tax liabilities	30,477	40,636

Total	5,035,314	1,322,720

Summary Of Income Tax Credit RecognizedIn Profit Loss
B.	Amounts recognized in profit or loss

(In Euros)	2021	2020	2019
Loss before Tax	(225,584,445)	(12,311,938)	(6,136,106)

Tax income (at 25%)	56,396,111	3,077,985	1,534,027
Unrecognized deferred tax assets on tax losses	(56,396,111)	(3,077,985)	(1,534,027)
Deductions and credits generated	(1,665,366)	(923,441)	—
Amortization of intangible assets identified	(10,159)	—	—
Other adjustments	(131,456)	13,487	—

Income tax credit	(1,806,981)	(909,954)	—

Summary Of Information About Offset Of Tax losses
At 31 December, details of the tax losses to be offset are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020	31 Dec 2019

2015	46,561	46,561	46,561
2016	438,883	438,883	438,883
2017	55,736	55,736	55,736
2018	1,579,014	1,579,014	1,579,014
2019	3,318,114	3,318,114	3,318,114
2020	12,311,938	12,311,938	—
2021	68,906,955	—	—

Total	86,657,201	17,750,246	5,438,308